PENSIONS AND OTHER POST-EMPLOYMENT BENEFIT OBLIGATIONS - Net Defined Benefit Obligations by Country (Details) € in Millions, $ in Millions	Jun. 30, 2023 EUR (€)	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 USD ($)
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligations	€ 868	€ 864
Plan assets	(475)	(461)
Net defined benefit liability	393	403	$ 403
France
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligations	122	117
Plan assets	(6)	(6)
Net defined benefit liability	116	111
Germany
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligations	94	100
Plan assets	(1)	(1)
Net defined benefit liability	93	99
Switzerland
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligations	260	249
Plan assets	(245)	(236)
Net defined benefit liability	15	13
United States
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligations	392	398
Plan assets	(223)	(218)
Net defined benefit liability	€ 169	€ 180